Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement
Revenue	$ 1,501,998	$ 1,092,418
Cost of sales
Mine operating costs	819,582	691,591
Depreciation and amortization	357,924	361,827
Impairment - environmental obligation	193,473	0
Cost of Sales	1,370,979	1,053,418
Gross profit	131,019	39,000
Selling and administrative expenses	43,011	41,408
Exploration and evaluation expenses	39,961	17,196
Other expenses	29,779	17,583
Results from operating activities	18,268	(37,187)
Net interest expense on long term debt	74,748	82,712
Accretion on streaming arrangements	42,654	56,670
Change in fair value of financial instruments	54,514	(29,370)
Other net finance costs	49,103	31,890
Net finance expense	221,019	141,902
Loss before tax	(202,751)	(179,089)
Tax expense (recovery)	41,607	(34,505)
Loss for the year	$ (244,358)	$ (144,584)
Loss per share
Basic and diluted (in dollars per share)	$ (0.93)	$ (0.55)
Weighted average number of common shares outstanding:
Basic and diluted (in shares)	261,462,323	261,272,151